SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details Narrative) ¥ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 01, 2025 USD ($)	Apr. 01, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥) shares	Feb. 29, 2024 JPY (¥) shares	Feb. 28, 2026 JPY (¥) shares	Feb. 27, 2026 ¥ / shares
Product Information [Line Items]
Acquisition cost	$ 400	¥ 55,000	$ 1,000	¥ 150,000
Acquisition related costs	41,700	6,500			$ 12,800	¥ 2,000
Net assets acquired	100	13,500			1,600	256,800
Gain on bargain purchased	$ 300	¥ 41,500			700	106,800
Exchange rate | ¥ / shares										¥ 156.05
Cash equivalents					600		¥ 100,000		¥ 101,300
Inventory Valuation Reserves					200				30,700
Gross lease receivables					400		39,900		55,000
Unearned interest income					300		39,100		54,400
Determinable fair value					3,200		451,200		501,200
Accumulated impairment losses					2,900		363,700		454,800
Investments					300		87,500		46,500
Impairment loss					600				91,000
Goodwill					1,533		197,650		239,228
Initial public offering					900	¥ 145,800	86,200
Deferred offering cost					1,500		86,200		232,000
Acquisition cost					$ 500		¥ 85,900	¥ 179,100	¥ 71,500
Temporary equity, shares issued | shares					313,300		313,300	313,300	313,300
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Honda Group [Member]
Product Information [Line Items]
Concentration risk percentage							40.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Uni Electronics Inc [Member]
Product Information [Line Items]
Concentration risk percentage					27.10%	27.10%	28.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Denso Group [Member]
Product Information [Line Items]
Concentration risk percentage					15.70%	15.70%	13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Yamaha Group [Member]
Product Information [Line Items]
Concentration risk percentage					14.90%	14.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Assets, Total [Member] | Customer Concentration Risk [Member] | Honda Group [Member]
Product Information [Line Items]
Concentration risk percentage					73.40%	73.40%	52.10%
Assets, Total [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Assets, Total [Member] | Customer Concentration Risk [Member] | Toyota Group [Member]
Product Information [Line Items]
Concentration risk percentage					20.00%	20.00%	26.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Honda Group [Member]
Product Information [Line Items]
Concentration risk percentage					50.60%	50.60%	51.50%	48.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Toyota Group [Member]
Product Information [Line Items]
Concentration risk percentage					16.30%	16.30%	14.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Uni Electronics [Member]
Product Information [Line Items]
Concentration risk percentage					11.40%	11.40%	14.00%	24.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Toyota Group [Member]
Product Information [Line Items]
Concentration risk percentage					11.20%	11.20%	14.70%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Telenav Inc [Member]
Product Information [Line Items]
Concentration risk percentage					10.10%	10.10%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Total Purchases [Member] | Customer Concentration Risk [Member] | Toyota Group [Member]
Product Information [Line Items]
Concentration risk percentage							10.10%	14.10%
Total Purchases [Member] | Customer Concentration Risk [Member] | Uni Electronics [Member]
Product Information [Line Items]
Concentration risk percentage								12.60%
Total Purchases [Member] | Customer Concentration Risk [Member] | Telenav Inc [Member]
Product Information [Line Items]
Concentration risk percentage							10.00%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Software Defined Vehicles [Member]
Product Information [Line Items]
Goodwill							¥ 69,800		¥ 111,300
Location Based Service [Member]
Product Information [Line Items]
Goodwill							¥ 127,900		¥ 127,900